Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Momo	Tantan	Total
	RMB	RMB	RMB
Balance, as of January 1, 2021	22,130	4,066,273	4,088,403
Impairment loss	(22,130)	(3,971,300)	(3,993,430)
Foreign exchange differences	—	(94,973)	(94,973)

Balance, as of December 31, 2021 and 2022	—	—	—